Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments measured at fair value
The Plan’s investments measured at fair value on a recurring basis was determined using the following inputs:

		Fair Value Measurements at Reporting Date Using
Investments at fair value	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)
Registered investment companies:
Fixed income funds	$4,403,443	$4,403,443
Money market funds	1,229,039	1,229,039
Participant-directed brokerage account (1)	69,152,408	69,152,408
Common stock of the Company	38,414,559	38,414,559
Collective investment trusts	908,790,392	908,790,392
Total investments at fair value	$1,021,989,841	$1,021,989,841

		Fair Value Measurements at Reporting Date Using
Investments at fair value	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)
Registered investment companies:
Fixed income funds	$3,094,577	$3,094,577
Money market funds	1,122,220	1,122,220
Participant-directed brokerage account (1)	51,631,300	51,631,300
Common stock of the Company	38,837,110	38,837,110
Collective investment trusts	780,891,457	780,891,457
Total investments at fair value	$875,576,664	$875,576,664
(1) Underlying investments in the participant-directed brokerage account consist of registered investment company mutual funds and exchange traded funds.